Share Capital (Details 8)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.13%	1.44%
Expected life (years)	7 years	7 years
Expected share price volatility	155.00%	166.00%
Expected dividend yield	0.00%	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			1.44%	1.01%	1.65%
Expected life (years)			7 years	7 years	7 years
Expected share price volatility			166.00%	117.00%	115.00%
Expected dividend yield			0.00%	0.00%	0.00%